Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories carried at LIFO:
Finished goods	$ 47,734	$ 39,142	$ 41,225
Raw materials, production parts and work-in-process	24,275	23,980	22,158
LIFO Reserve	(28,190)	(28,190)	(27,645)
Total LIFO inventories	43,819	34,932	35,738
Inventories carried at FIFO:
Finished goods	56,477	31,044	32,421
Raw materials, production parts and work-in-process	41,223	12,646	13,812
Disposal Group, Including Discontinued Operation, FIFO Inventory, Current		0	(4,679)
Total FIFO inventories	97,700	43,690	41,554
Inventories	$ 141,519	$ 78,622	$ 77,292